Document and Entity Information	0 Months Ended
Sep. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2012
Registrant Name	DREYFUS INVESTMENT FUNDS
Central Index Key	0000799295
Amendment Flag	false
Document Creation Date	Jan. 28, 2013
Document Effective Date	Feb. 01, 2013
Prospectus Date	Feb. 01, 2013
Dreyfus/The Boston Company Emerging Markets Core Equity Fund | Dreyfus/The Boston Company Emerging Markets Core Equity Fund | Class I
Risk/Return:
Trading Symbol	SBCEX
Dreyfus/The Boston Company Small Cap Growth Fund | Dreyfus/The Boston Company Small Cap Growth Fund | Dreyfus/The Boston Company Small Cap Growth Fund - Class I
Risk/Return:
Trading Symbol	SSETX
Dreyfus/The Boston Company Small Cap Value Fund | Dreyfus/The Boston Company Small Cap Value Fund | Dreyfus/The Boston Company Small Cap Value Fund - Class I
Risk/Return:
Trading Symbol	STSVX
Dreyfus/The Boston Company Small Cap Value Fund | Dreyfus/The Boston Company Small Cap Value Fund | Dreyfus/The Boston Company Small Cap Value Fund - Class A
Risk/Return:
Trading Symbol	RUDAX
Dreyfus/The Boston Company Small/Mid Cap Growth Fund | Dreyfus/The Boston Company Small/Mid Cap Growth Fund | Class I
Risk/Return:
Trading Symbol	SDSCX
Dreyfus/Standish Intermediate Tax Exempt Bond Fund | Dreyfus/Standish Intermediate Tax Exempt Bond Fund | Class I
Risk/Return:
Trading Symbol	SDITX
Dreyfus/Newton International Equity Fund | Dreyfus/Newton International Equity Fund | Dreyfus/Newton International Equity Fund - Class I
Risk/Return:
Trading Symbol	SNIEX
Dreyfus/Newton International Equity Fund | Dreyfus/Newton International Equity Fund | Class A
Risk/Return:
Trading Symbol	NIEAX
Dreyfus/Newton International Equity Fund | Dreyfus/Newton International Equity Fund | Class C
Risk/Return:
Trading Symbol	NIECX